Brighthouse Life Insurance Company
11225 North Community House Road
Charlotte, NC 28277

April 30, 2019

VIA EDGAR TRANSMISSION
----------------------

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:  Brighthouse Life Insurance Company and
     Brighthouse Separate Account Eleven for Variable Annuities
     File Nos. 333-101778/811-21262
     (Pioneer AnnuiStar Plus, Portfolio Architect Plus and Scudder Advocate Rewards)
     Rule 497(j) Certification
     -----------------------------------------------------------------------

Members of the Commission:

On behalf of Brighthouse Life Insurance Company (the "Company") and Brighthouse Separate Account Eleven for Variable Annuities (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Prospectus for Pioneer AnnuiStar Plus and Prospectus for Portfolio Architect Plus, each dated April 29, 2019 and Statement of Additional Information ("SAI") dated April 29, 2019 being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the two Prospectuses and SAI contained in Post-Effective Amendment No. 30 for the Account filed electronically with the Commission on April 3, 2019.

If you have any questions, please contact me at (980) 949-5116.

Sincerely,

/s/ Matthew Ravech
-----------------------------------
Matthew Ravech
Assistant General Counsel
Brighthouse Life Insurance Company